Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Reconciliation of Changes in Goodwill

	As of January 1, 2018	Increase	Decrease	As of December 31, 2018
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	—	126,207		126,207
Pingan Jixin	67,752	—	—	67,752
Yunque Dongfang	—	2,800		2,800
Jinniu Loan	2,515	—	—	2,515

	8,981,712	129,007	—	9,110,719
Less: Impairment losses	—	(2,800)	—	(2,800)

	8,981,712	126,207	—	9,107,919

	As of January 1, 2019	Increase	Decrease	As of December 31, 2019
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	—	6,663		6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,110,719	6,663	—	9,117,382
Less: Impairment losses	(2,800)	(67,752)	—	(70,552)

	9,107,919	(61,089)	—	9,046,830

	As of January 1, 2020	Increase	Decrease	As of December 31, 2020
	RMB’000	RMB’000	RMB’000	RMB’000
Puhui	8,911,445	—	—	8,911,445
Tianjin Guarantee	126,207	—	—	126,207
Pingan Jixin	67,752	—	—	67,752
Lu International (Hong Kong) Limited	6,663	—	—	6,663
Yunque Dongfang	2,800	—	—	2,800
Jinniu Loan	2,515	—	—	2,515

	9,117,382	—	—	9,117,382
Less: Impairment losses	(70,552)	—	—	(70,552)

	9,046,830	—	—	9,046,830

Summary Of Discount Rate And Growth Rate Used By The Company Of Goodwill

	As of December 31,
	2018	2019	2020
Discount rates	16%-21%	16%-21%	18%-20%
Growth rates	3%-25%	3%-123%	3%-275%